[STRONG LOGO]

RECENT PROSPECTUS UPDATE

PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS. THE DATE OF THIS PROSPECTUS SUPPLEMENT IS AUGUST 9, 2001. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.

THE STRONG INCOME FUNDS - INVESTOR CLASS                      THE STRONG INCOME FUNDS - INSTITUTIONAL CLASS
----------------------------------------                      ---------------------------------------------
Strong Corporate Bond Fund                                    Strong Corporate Bond Fund
Strong Government Securities Fund                             Strong Government Securities Fund
Strong High-Yield Bond Fund                                   Strong Short-Term Bond Fund
Strong International Bond Fund
Strong Short-Term Bond Fund
Strong Short-Term High Yield Bond Fund

THE STRONG INCOME FUNDS - ADVISOR CLASS
---------------------------------------
Strong Corporate Bond Fund
Strong Government Securities Fund
Strong High-Yield Bond Fund
Strong Short-Term Bond Fund
Strong Short-Term High Yield Bond Fund

SUPPLEMENT TO PROSPECTUSES DATED MARCH 1, 2001.

THE STRONG GROWTH FUNDS - INVESTOR CLASS
----------------------------------------
Strong Discovery  Fund
Strong Dow 30 Value Fund
Strong Growth Fund
Strong Large Cap Core Fund
Strong Large Cap Growth Fund
Strong Mid Cap Disciplined Fund
Strong Opportunity Fund

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001.

SHAREHOLDER  MEETING  (except  Strong  Discovery and Strong  International  Bond
Funds)
On July 20, 2001, each Fund's shareholders voting by corporation, except the Strong Government Securities Fund, re-elected the following members of the Board of Directors: Richard S. Strong, Willie D. Davis, William F. Vogt, Marvin E. Nevins, Stanley Kritzik, and Neal Malicky. Shareholders of each Fund, except the Strong Government Securities and Strong Mid Cap Disciplined Funds, also approved a revised investment advisory agreement with Strong Capital Management, Inc. and ratified the selection of PricewaterhouseCoopers LLP as independent auditors of the Fund.

On July 20, 2001, the shareholder meeting for the Strong Government Securities and the Strong Mid Cap Disciplined Funds was adjourned until July 30, 2001. On July 30, 2001, the Strong Government Securities Fund's shareholders, voting by corporation, re-elected the following members of the Board of Directors: Richard
S. Strong, Willie D. Davis, William F. Vogt, Marvin E. Nevins, Stanley Kritzik, and Neal Malicky. Shareholders of the Strong Government Securities and Strong Mid Cap Disciplined Funds also approved a revised investment advisory agreement with Strong Capital Management, Inc. and ratified the selection of PricewaterhouseCoopers LLP as independent auditors of the Fund.

ANNUAL FUND OPERATING EXPENSES

The Strong Dow 30 Value Fund has signed a new administration agreement, under which Strong Capital Management, Inc., will provide or make provision for administrative services to the Fund, which were previously performed under the advisory agreement. The management fee has been reduced by 0.25% and a new administration fee has been added in the amount of 0.30%.

The Annual Fund Operating Expenses table and the Example in the following Funds' prospectuses is deleted and replaced with the following:

                                                        (CONTINUED ON NEXT PAGE)

THE STRONG INCOME FUNDS - ADVISOR CLASS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                                                    TOTAL ANNUAL FUND
FUND                            MANAGEMENT FEES   12B-1 FEES      OTHER EXPENSES    OPERATING EXPENSES
------------------------------- ----------------- --------------- ----------------- ----------------------
Corporate Bond                  0.375%            0.25%           0.53%             1.15%(1)
Government Securities           0.35%             0.25%           1.33%             1.93%(1)
High-Yield Bond                 0.375%            0.25%           0.55%             1.17%(1)
Short-Term Bond                 0.375%            0.25%           2.32%             2.94%(2)
Short-Term High Yield Bond      0.375%            0.25%           0.54%             1.16%(1)

(1) TOTAL OPERATING EXPENSES DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE TOTAL ANNUAL OPERATING
EXPENSES FOR THE CORPORATE BOND FUND, GOVERNMENT SECURITIES FUND, HIGH-YIELD BOND FUND, SHORT-TERM BOND FUND, AND SHORT-TERM HIGH YIELD BOND FUND WERE 1.10%, 1.12%, 1.12%, 1.11%, AND 1.12%, RESPECTIVELY. WE CAN TERMINATE WAIVERS AND ABSORPTIONS FOR THESE FUNDS AT ANY TIME.
(2) OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES. TOTAL ANNUAL FUND OPERATING EXPENSES, AS RESTATED, DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE RESTATED TOTAL EXPENSES FOR THE SHORT-TERM BOND FUND WERE 2.00%. WE CAN TERMINATE WAIVERS AND ABSORPTIONS FOR THIS FUND AT ANY TIME.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the funds and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                     1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------- ---------------- ----------------- ---------------- ----------------
Corporate Bond                           $117             $365              $633             $1,398
Government Securities                    $196             $606              $1,042           $2,254
High-Yield Bond                          $119             $372              $644             $1,420
Short-Term Bond                          $297             $910              $1,548           $3,261
Short-Term High Yield Bond               $118             $368              $638             $1,409

THE STRONG GROWTH FUNDS-INVESTOR CLASS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                                                TOTAL ANNUAL
                                   MANAGEMENT            OTHER                  FUND OPERATING
FUND                               FEES                  EXPENSES               EXPENSES
---------------------------- --------------------- ---------------------- -----------------------
Discovery                          0.75%                 0.76%(1)               1.51%
Dow 30 Value                       0.55%                 0.71%                  1.26%(2)
Growth                             0.75%                 0.45%                  1.20%
Large Cap Core                     0.75%                 1.67%                  2.42%(1)
Large Cap Growth                   0.55%                 0.46%(1)               1.01%
Mid Cap Disciplined                0.75%                 1.17%(1)               1.92%
Opportunity                        0.75%                 0.45%                  1.20%

(1)OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES. TOTAL ANNUAL FUND OPERATING EXPENSES, AS RESTATED, DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE RESTATED TOTAL EXPENSES FOR THE LARGE CAP CORE FUND WERE 2.00%. WE CAN TERMINATE WAIVERS AND ABSORPTIONS FOR THIS FUND AT ANY TIME.
(2)MANAGEMENT  FEES AND OTHER  EXPENSES  HAVE BEEN  RESTATED TO REFLECT  CURRENT
FEES.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                   1 YEAR           3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------ ---------------- --------------- -------------- ---------------
Discovery                                              $154             $477            $824           $1,802
Dow 30 Value                                           $128             $400            $692           $1,523
Growth                                                 $122             $381            $660           $1,455
Large Cap Core                                         $245             $755            $1,291         $2,756
Large Cap Growth                                       $103             $322            $558           $1,236
Mid Cap Disciplined                                    $195             $603            $1,037         $2,243
Opportunity                                            $122             $381            $660           $1,455

THE STRONG INCOME FUNDS - INVESTOR CLASS
The following disclosure is revised under the heading, "What are the main risks of investing in the funds?"

FUND STRUCTURE
Each of the funds, except the INTERNATIONAL BOND FUND, has adopted a multiple class plan. The CORPORATE BOND FUND, the GOVERNMENT SECURITIES FUND, the HIGH-YIELD BOND FUND, and the SHORT-TERM BOND FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares. The SHORT-TERM HIGH YIELD BOND FUND offers Investor Class shares and Advisor Class shares. The INTERNATIONAL BOND FUND only offers Investor Class shares. Only the Investor Class shares of each fund are offered in this prospectus. The principal differences between each of the classes of shares are that the Advisor Class shares are subject to distribution fees and expenses under a 12b-1 plan, and each class of shares is subject to different administrative and transfer agency fees and expenses.

The following disclosure is revised under the heading, "Buying Shares."

MULTIPLE CLASS PLAN
Each fund, except the INTERNATIONAL BOND FUND, has adopted a multiple class plan. The CORPORATE BOND FUND, the GOVERNMENT SECURITIES FUND, the HIGH-YIELD BOND FUND and the SHORT-TERM BOND FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares, and the SHORT-TERM HIGH YIELD BOND FUND offers Investor Class shares and Advisor Class shares. The INTERNATIONAL BOND FUND only offers Investor Class shares. Each class is offered at its net asset value and is subject to fees and expenses that may differ between classes. The principal differences between each of the classes of shares are that the Advisor Class shares are subject to distribution fees and expenses under a 12b-1 plan, and each class of shares is subject to different administrative and transfer agency fees and expenses.

THE STRONG INCOME FUNDS - ADVISOR CLASS
The following disclosure is revised under the heading, "What are the main risks of investing in the funds?"

FUND STRUCTURE
Each of the funds has adopted a multiple class plan. The CORPORATE BOND FUND, the GOVERNMENT SECURITIES FUND, the HIGH-YIELD BOND FUND, and the SHORT-TERM BOND FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares. The SHORT-TERM HIGH YIELD BOND FUND offers Investor Class shares and Advisor Class shares. Only the Advisor Class shares of each fund are offered in this prospectus. The principal differences between each of the classes of shares are that the Advisor Class shares are subject to distribution fees and expenses under a 12b-1 plan, and each class of shares is subject to different administrative and transfer agency fees and expenses. Because 12b-1 fees are paid out of the fund's assets on an ongoing basis, over time, these fees will increase the cost of an investment in Advisor Class shares and may cost more than paying other types of sales charges.

The following disclosure is revised under the heading, "Buying Shares."

MULTIPLE CLASS PLAN
Each fund has adopted a multiple class plan. The CORPORATE BOND FUND, the GOVERNMENT SECURITIES FUND, the HIGH-YIELD BOND FUND, and the SHORT-TERM BOND FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares, and the SHORT-TERM HIGH YIELD BOND FUND offers Investor Class shares and Advisor Class shares. Each class is offered at its net asset value and is subject to fees and expenses that may differ between classes. The principal differences between each of the classes of shares are that the Advisor Class shares are subject to distribution fees and expenses under a 12b-1 plan, and each class of shares is subject to different administrative and transfer agency fees and expenses.

REORGANIZATION OF THE STRONG DISCOVERY FUND
The Board of Directors has reconsidered the proposed reorganization of the Strong Discovery Fund into the Strong Enterprise Fund and decided not to proceed with the reorganization at this time. Consequently, the Strong Discovery Fund was reopened to investors and the Agreement and Plan of Reorganization between Strong Discovery Fund, Inc. and Strong Equity Funds, Inc., on behalf of the Strong Enterprise Fund, was terminated.

STRONG DISCOVERY FUND PORTFOLIO MANAGER
From July 1, 2001 to July 31, 2001, Thomas J. Pence was the sole portfolio manager of the Strong Discovery Fund. Effective July 31, 2001, Thomas J. Pence and Nicholas B. Truitt are the co-portfolio managers of the Strong Discovery Fund.

Mr. Pence has over nine years of investment experience and is a Chartered Financial Analyst. Mr. Pence joined Strong as a Portfolio Manager in October 2000. From June 1991 to October 2000, Mr. Pence was an equity Portfolio Manager at Conseco Capital Management, Inc. He also oversaw management of all taxable and tax exempt equity separate accounts and was named chief equity investment officer in 1998. From 1987 to 1991, he was employed by the Forum Group, a health care facilities

                                                        (CONTINUED ON NEXT PAGE)

company, where he specialized in project development, acquisition, and finance. Mr. Pence received his master's of business administration in finance from the University of Notre Dame in 1986 and his bachelor's degree in business from Indiana University in 1983.

Mr. Truitt has over seven years of investment experience. Mr. Truitt joined Strong in October 2000 as an analyst. From January 1997 to October 2000, he was an equity analyst at Conseco Capital Management. From 1993 to 1997, Mr. Truitt was an equity analyst at T. Rowe Price. Mr. Truitt received his bachelor's degree in business from Georgetown University in 1993.

STRONG GOVERNMENT SECURITIES FUND
Effective July 31, 2001, Mr. Ashok Bhatia is co-manager of the Strong Government Securities Fund.

Ashok Bhatia co-manages the Strong Government Securities Fund. He has over six years of investment experience and is a Chartered Financial Analyst. Mr. Bhatia joined Strong as a fixed income research analyst in July 1999 and has co-managed the Strong Government Securities Fund since July 2001. From July 1993 to July 1995, Mr. Bhatia was an analyst at Morgan Stanley & Co., Inc. From August 1995 to August 1997, Mr. Bhatia was a Fixed Income Investments Group Associate at LaSalle Advisors Limited. Mr. Bhatia received his bachelor's degree in economics from the University of Michigan in 1993 and his master's of business administration in finance and economics from the University of Chicago Graduate School of Business in 1999.

LOW BALANCE ACCOUNT FEES
Effective September 2001, the Low Balance Account Fee disclosure in the Strong Income Funds - Investor Class prospectus is deleted in its entirety and replaced with the following:

     LOW BALANCE ACCOUNT FEE
     Because of the high cost of maintaining small accounts, an annual low balance account fee of $25 (or the value of the account if the account value is less than $25) will be charged to all accounts that fail to meet the initial investment minimum. The fee, which is payable to the transfer agent, will not apply to shareholders whose combined Strong Funds assets total $100,000 or more. We may waive the fee, in our discretion, in the event that a significant market correction lowers an account balance below the account's initial investment minimum. The effective date of this policy is September 2001.